FINANCIAL ASSETS, AT FVOCI (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF FINANCIAL ASSETS
	2024	2025
	S$	S$

At beginning of financial year	-	-
Additions	-	18,210
At end of financial year	-	18,210